INVENTORIES (Q1) (Details) - USD ($)	Mar. 31, 2015		Dec. 31, 2014		Mar. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Packaged discs	$ 8,738,000		$ 9,580,000			$ 11,340,000
Packaging materials	1,234,000		1,309,000			1,873,000
Other merchandise	2,036,000	[1]	2,140,000	[1],[2]		2,376,000	[2]
Inventories	12,008,000		13,029,000			15,589,000
Obsolescence reserve	$ 715,000		$ 11,100,000		$ 670,000	$ 6,500,000

[1]	Other merchandise primarily consists of gifts, jewelry, and home accents purchased from third-parties.
[2]	Other merchandise consists of third-party products, primarily gifts, jewelry, and home accents.